NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Accounting Policies [Abstract]
Net income/(loss)	$ 386,553	$ 265,754	$ 1,265,703	$ 541,177	$ 904,957	$ (534,999)
Weighted Average Outstanding Shares:
Outstanding shares	38,194,682	37,898,357	38,104,393	37,833,133	37,897,632	37,830,581
Option shares includable					547,850	47,620
Total	38,985,684	38,072,425	38,875,737	37,934,851	38,445,482	37,878,201
Net income/(loss) per share
Basic (in dollars per share)	$ 0.01	$ 0.01	$ 0.03	$ 0.01	$ 0.02	$ (0.01)
Diluted (in dollars per share)	$ 0.01	$ 0.01	$ 0.03	$ 0.01	$ 0.02	$ (0.01)